INVESTMENT IN EQUITY INSTRUMENTS (Details) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
IfrsStatementLineItems [Line Items]
Balance, beginning of year	$ 2,966,110
Balance, end of year		$ 2,966,110
Waterproof [Member]
IfrsStatementLineItems [Line Items]
Balance, beginning of year	2,966,110	1,167,371
Change in fair value	1,139,133	1,798,739
Disposal of investment	(4,105,243)
Balance, end of year		$ 2,966,110